Long-Term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Investments, All Other Investments [Abstract]
Impairment loss on long-term investments	$ 2,257	¥ 15,711	¥ 43,200	¥ 30,085